PROPERTY, PLANT AND MINE DEVELOPMENT	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND MINE DEVELOPMENT	PROPERTY, PLANT AND MINE DEVELOPMENT

	Depreciable Life (in years)	At December 31, 2022			At December 31, 2021
		Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Land		$281	$—	$281	$260	$—	$260
Facilities and equipment (1)	1-26	19,044	(11,392)	7,652	18,829	(10,487)	8,342
Mine development	1-38	6,413	(3,787)	2,626	5,419	(3,133)	2,286
Mineral interests	1-38	13,276	(2,973)	10,303	13,296	(2,369)	10,927
Construction-in-progress		3,211	—	3,211	2,309	—	2,309
		$42,225	$(18,152)	$24,073	$40,113	$(15,989)	$24,124
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(1)At December 31, 2022 and 2021, Facilities and equipment include finance lease right of use assets of $558 and $619, respectively.

	Depreciable Life (in years)	At December 31, 2022			At December 31, 2021
Mineral Interests		Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value
Production stage	1-38	$9,299	$(2,973)	$6,326	$8,712	$(2,369)	$6,343
Development stage	(1)	520	—	520	1,000	—	1,000
Exploration stage	(1)	3,457	—	3,457	3,584	—	3,584
		$13,276	$(2,973)	$10,303	$13,296	$(2,369)	$10,927
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(1)These amounts are currently non-depreciable as these mineral interests have not reached production stage.

	At December 31,
Construction-in-Progress	2022	2021
CC&V	$32	$14
Musselwhite	9	3
Porcupine	140	38
Éléonore	12	4
Peñasquito	183	172
Merian	26	21
Cerro Negro	20	9
Yanacocha (1)	638	234
Boddington	51	56
Tanami (2)	666	422
Ahafo (3)	487	393
Akyem	26	54
NGM	149	138
Corporate and Other (4)	772	751
	$3,211	$2,309
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(1)Primarily relates to the Sulfides project and other infrastructure at Yanacocha at December 31, 2022 and 2021.
(2)Primarily relates to the Tanami Expansion 2 project at December 31, 2022 and 2021.
(3)Primarily relates to the Ahafo North project and other infrastructure at Ahafo at December 31, 2022 and 2021.
(4)Primarily relates to engineering and construction at Conga at December 31, 2022 and 2021. There have been no new costs capitalized during 2022 or 2021 for the Conga project. In the third quarter of 2021, the Company reclassified the Conga mill assets, previously included within construction-in-progress with a carrying value of $593, as held for sale, included in Other current assets on the Consolidated Balance Sheet as of December 31, 2022. Refer to Note 1 for further information.